S000011202 [Member] Expense Example - Dodge & Cox Stock Fund	Dec. 31, 2024 USD ($)
Dodge & Cox Stock – Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Dodge & Cox Stock – Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	$ 574